Shareholder Fees - Oakhurst Strategic Defined Risk Fund	Aug. 27, 2025
Oakhurst Strategic Defined Risk Fund Institutional Class
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Oakhurst Strategic Defined Risk Fund Advisor Class
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]

[1]	Advisor Class shares are not currently offered for sale. The expenses are estimated for the current fiscal year.